Debt	9 Months Ended
Sep. 30, 2011
Debt

10. Debt

Note Payable

On September 2, 2010, the Company borrowed $465,050 from WOF through the issuance of a promissory note. The note had an interest rate of 4.25% per annum and had a maturity date of April 30, 2011. The proceeds were used to reimburse for organizational, offering, acquisition and due diligence expenses. On April 5, 2011, the Company paid off this note in conjunction with the closing of the IPO and the private placement with WOF. For the nine-month period ended September 30, 2011, the Company incurred interest on this note of $5,090.

Mortgage Notes Payable

The Company partially financed the acquisitions of Stone Rise, Summit Crossing and Trail Creek with non-recourse mortgage notes collateralized only by the associated real estate assets for each community. Each mortgage requires payments of interest only from the dates of closing through May 1, 2014, then principal and interest are due on a 30-year amortization schedule through May 1, 2018, the date of maturity of each instrument.

				Interest expense
	Acquisition date	Principal balance at September 30, 2011	Interest rate	Three months ended September 30, 2011	From acquisition dates through September 30, 2011
Stone Rise	4/15/2011	$19,500,000	1 month LIBOR + 2.77%	$147,962	$270,309
Summit Crossing	4/21/2011	20,862,000	Fixed 4.71%	251,109	444,900
Trail Creek	4/29/2011	15,275,000	1 month LIBOR + 2.80%	117,075	197,291
Total		$55,637,000		$516,146	$912,500

Variable monthly interest rates are capped at 7.25% and 6.85% for Stone Rise and Trail Creek, respectively. LIBOR was 0.239% on September 30, 2011. Based upon this rate, the Company’s estimated future principal payments due on its debt instruments as of September 30, 2011 were:

Remainder of 2011	$—
2012	—
2013	—
2014	606,576
2015	1,069,439
thereafter	53,960,985
Total	$55,637,000